Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 3) (Details) (JPY ¥)	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	¥ 0		¥ 16,919,000,000,000
Collateralized agreements	13,742,646,000,000		15,156,318,000,000
Other assets
Non-trading debt securities	862,758,000,000		591,797,000,000
Other	1,475,123,000,000		568,493,000,000
Total derivatives	0	[1]	16,860,000,000,000	[1]
Short-term borrowings	153,497,000,000		183,524,000,000
Collateralized financing	12,519,274,000,000		13,686,438,000,000
Long-term borrowings, fair value	1,925,421,000,000		2,300,606,000,000
Other liabilities, fair value	4,246,000,000
Level 3 [Member]
Other assets
Total	1,142,000,000,000		1,280,000,000,000
Total	490,000,000,000		719,000,000,000
Netting and Collateral [Member]
Other assets
Total	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Total	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	569,000,000,000	[3]	687,000,000,000	[3]
Total derivatives assets	484,000,000,000	[4]	557,000,000,000	[4]
Subtotal	1,053,000,000,000		1,244,000,000,000
Loans and receivables	11,000,000,000	[5]	11,000,000,000	[5]
Other assets
Non-trading debt securities	6,000,000,000		0
Other	72,000,000,000	[6]	25,000,000,000
Trading Assets And Private Equity Investments [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Subtotal	(22,392,000,000,000)	[2]	(15,428,000,000,000)	[2]
Trading Assets And Private Equity Investments [Member] | Equity Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	125,000,000,000	[3],[6]	121,000,000,000	[3],[6]
Trading Assets And Private Equity Investments [Member] | Private Equity Investments [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	202,000,000,000	[3],[6]	289,000,000,000	[3],[6]
Trading Assets And Private Equity Investments [Member] | Japanese Government Agency And Municipal Debt Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	10,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Foreign Government Debt Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	37,000,000,000	[3]	23,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Bank and Corporate Debt Securities and Loans for Trading Purpose [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	62,000,000,000	[3]	51,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	8,000,000,000	[3]	28,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	5,000,000,000	[3]	3,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	91,000,000,000	[3]	128,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	20,000,000,000	[3],[7]	34,000,000,000	[3],[7]
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash instruments	9,000,000,000	[3]	10,000,000,000	[3]
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	82,000,000,000	[4]	98,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	57,000,000,000	[4]	203,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	214,000,000,000	[4]	203,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	131,000,000,000	[4]	49,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	0	[4]	4,000,000,000	[4]
Trading Assets And Private Equity Investments [Member] | Netting [Member] | Netting and Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total derivatives assets	(22,392,000,000,000)	[2],[4]	(15,428,000,000,000)	[2],[4]
Trading Liabilities [Member] | Level 3 [Member]
Other assets
Total cash instruments	1,000,000,000
Total derivatives	502,000,000,000	[4]	573,000,000,000	[4]
Subtotal	503,000,000,000		573,000,000,000
Short-term borrowings	0	[8]	1,000,000,000	[8]
Payables and deposits	0	[9]	1,000,000,000	[9]
Long-term borrowings, fair value	(13,000,000,000)	[10],[11],[8]	144,000,000,000	[10],[11],[8]
Trading Liabilities [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	(22,576,000,000,000)	[2],[4]	(15,577,000,000,000)	[2],[4]
Subtotal	(22,576,000,000,000)	[2]	(15,577,000,000,000)	[2]
Trading Liabilities [Member] | Equity Securities [Member] | Level 3 [Member]
Other assets
Total cash instruments	0
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member] | Level 3 [Member]
Other assets
Total cash instruments	1,000,000,000
Trading Liabilities [Member] | Equity Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	68,000,000,000	[4]	70,000,000,000	[4]
Trading Liabilities [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	96,000,000,000	[4]	192,000,000,000	[4]
Trading Liabilities [Member] | Credit Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	225,000,000,000	[4]	258,000,000,000	[4]
Trading Liabilities [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	113,000,000,000	[4]	47,000,000,000	[4]
Trading Liabilities [Member] | Commodity Contracts [Member] | Level 3 [Member]
Other assets
Total derivatives	0	[4]	6,000,000,000	[4]
Trading Liabilities [Member] | Netting [Member] | Netting and Collateral [Member]
Other assets
Total derivatives	¥ (22,576,000,000,000)	[2],[4]	¥ (15,577,000,000,000)	[2],[4]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[3]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[5]	Includes loans for which the fair value option is elected.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[7]	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans,auto loans and student loans.
[8]	Includes structured notes for which the fair value option is elected.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.